Convertible Note Payable (Details) - USD ($)							1 Months Ended								3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2021	Apr. 09, 2021	Apr. 14, 2020	Apr. 07, 2020	Jan. 11, 2019	Nov. 08, 2018	Sep. 20, 2021	Aug. 26, 2021	Jul. 29, 2021	Jun. 30, 2021	Apr. 28, 2021	Jan. 31, 2021	Apr. 30, 2020	May 02, 2018	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Note Payable (Details) [Line Items]
Principal amount													$ 100,000								$ 235,000
Original issue discount																		$ 150,000		$ 150,000
Debt discount																		45,018		45,018
Debt accrued interest													$ 0								$ 158,017
Aggregate of outstanding principal amount (in Shares)													10,059								18,944,773
Fair value of the warrants issued																		152,490		152,490
Debt outstanding balance																				1,259,980
Note purchase agreement, description			the Company and Black Ice Advisors, LLC (“Black Ice”) entered into a Securities Purchase Agreement, whereby the Company issued a note to Black Ice (the “Black Ice Note”) in the original principal amount of $110,000. The Black Ice Note contains an original issue discount of $10,000 which will be reflected as a debt discount and amortized over the Black Ice Note term. The Black Ice Note is convertible into shares of the common stock of the Company at a price equal to 60% of the lowest trading price of the Company’s common stock for the fifteen (15) prior trading days including the day upon which a Notice of Conversion is received by the Company. The Black Ice Note bears interest at 10% per annum and is due on April 14, 2021.	pursuant to a securities purchase agreement, the Company closed a private placement of securities with Power Up Lending Group Ltd. (“Power Up”) pursuant to which Power Up purchased a Convertible Promissory Note (the “Power Up Note”) in the original principal amount of $83,000, with additional tranches of up to $1,000,000 in the aggregate over the next twelve (12) months, subject to the discretion of both parties. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 65% of the average of the two (2) lowest trading prices for the Company’s common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 8% per annum and is due on October 7, 2021.			the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $128,206. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on March 19, 2022.	the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $74,359. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on February 25, 2022.	the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,565. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on January 28, 2022.
Conversion of stock description	pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $38,462. The Pyram Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 28, 2021.	pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram LC Architecture Limited. (“Pyram”) pursuant to which Pyram purchased the Convertible Promissory Note (the “Pyram Note”) in the original principal amount of $89,744. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 8, 2021.					the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $128,206. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. . The Pyram Note bears interest at 12% per annum and is due on March 19, 2022.	the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $74,359. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on February 25, 2022.	the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,565. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on January 28, 2022.
Amortization of discount															$ 0	$ 0		0	$ 2,821	2,821	$ 7,179
Accrued interest															$ 946,562			$ 946,562		905,046	701,794
Iliad Note [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount					$ 34,103	$ 27,811
Debt accrued interest					$ 15,897	$ 47,189
Aggregate of outstanding principal amount (in Shares)					266,667	36,621
Investor [Member] | Iliad Note [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount														$ 900,000
Warrants exercise price (in Dollars per share)														$ 7.18
Debt instrument convertible conversion price (in Dollars per share)														$ 6.7
Power Up Lending Group Ltd. [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount																					127,820
Debt accrued interest																				$ 0	$ 0
Aggregate of outstanding principal amount (in Shares)																				8,228,775	8,228,775
Note purchase agreement, description.				pursuant to a securities purchase agreement, the Company closed a private placement of securities with Power Up Lending Group Ltd. (“Power Up”) pursuant to which Power Up purchased a Convertible Promissory Note (the “Power Up Note”) in the original principal amount of $83,000, with additional tranches of up to $1,000,000 in the aggregate over the next twelve (12) months, subject to the discretion of both parties. The Power Up Note is convertible into shares of common stock of the Company at a price equal to 65% of the average of the two (2) lowest trading prices for the Company’s common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 8% per annum and is due on October 7, 2021.
Black Ice Advisors, LLC [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount										$ 100,000		$ 95,000					$ 100,000				$ 15,000
Debt accrued interest												$ 9,167									$ 0
Aggregate of outstanding principal amount (in Shares)										3,948,278		12,452,413					3,948,278				987,180
Note purchase agreement, description			the Company and Black Ice Advisors, LLC (“Black Ice”) entered into a Securities Purchase Agreement, whereby the Company issued a note to Black Ice (the “Black Ice Note”) in the original principal amount of $110,000.The Black Ice Note contains an original issue discount of $10,000 which will be reflected as a debt discount and amortized over the Black Ice Note term. The Black Ice Note is convertible into shares of the common stock of the Company at a price equal to 60% of the lowest trading price of the Company’s common stock for the fifteen (15) prior trading days including the day upon which a Notice of Conversion is received by the Company. The Black Ice Note bears interest at 10% per annum and is due on April 14, 2021.
Securities Purchase Agreement [Member]
Convertible Note Payable (Details) [Line Items]
Note purchase agreement, description		pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram LC Architecture Limited. (“Pyram”) pursuant to which Pyram purchased the Convertible Promissory Note (the “Pyram Note”) in the original principal amount of $89,744. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 8, 2021.									pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $38,462. The Pyram Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 28, 2021.
Convertible Debt [Member] | Iliad Note [Member]
Convertible Note Payable (Details) [Line Items]
Term of warrants														2 years
Warrants to purchase common stock (in Shares)														134,328
Original issue discount														$ 150,000
Debt discount														$ 45,018
Due date description														The Iliad Note bears interest at 10% per annum, is unsecured, and is due on the date that is fifteen months from May 2, 2018.
Redemption conversion price, description														The conversion price for each Redemption Conversion (the “Redemption Conversion Price”) shall be the lesser of (a) the Lender Conversion Price, and (b) the Market Price; provided, however, in no event shall the Redemption Conversion Price be less than $2.00 per share (“Conversion Price Floor”) unless the Company waive the Conversion Price Floor.